Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
DEBT
DEBT
Long-term debt

	Due Date	2016	2015 (1)	2014 (1)
3.45% Senior Notes	2025	$396,898	$396,536
4.55% Senior Notes	2045	393,637	393,414
4.00% Senior Notes	2042	295,938	295,781	$295,624
1.35% Senior Notes	2017		697,530	696,240
7.375% Debentures	2027	118,936	118,889	118,841
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 8.00% Promissory Notes	Through 2027	2,417	1,628	1,791
		$1,211,326	$1,907,278	$1,115,996

(1) Revised due to the adoption of ASU No. 2015-03. See Note 1.

Maturities of long-term debt are as follows for the next five years: $701,679 in 2017; $754 in 2018; $248 in 2019, $252 in 2020 and $256 in 2021. Interest expense on long-term debt was $75,509, $54,634 and $56,408 for 2016, 2015 and 2014, respectively.
Among other restrictions, the Company’s Notes, Debentures and revolving credit agreement contain certain covenants relating to liens, ratings changes, merger and sale of assets, consolidated leverage and change of control as defined in the agreements. In the event of default under any one of these arrangements, acceleration of the maturity of any one or more of these borrowings may result. The Company was in compliance with all covenants for all years presented.
On July 28, 2015, the Company issued $400,000 of 3.45% Senior Notes due 2025 and $400,000 of 4.55% Senior Notes due 2045. The notes are covered under a shelf registration filed with the Securities and Exchange Commission (SEC) on July 28, 2015. The proceeds were used for general corporate purposes, including repayment of a portion of the Company’s outstanding short-term borrowings.
In April 2016, the Company entered into a $7.300 billion bridge credit agreement (Bridge Loan) and a $2.000 billion term loan credit agreement (Term Loan) as committed financing for the Valspar acquisition as disclosed in Note 2. No balances were drawn against these facilities as of December 31, 2016. Debt issuance costs of $65,100 related to these facilities were incurred and recorded in Other current assets. Of this amount, $61,104 was amortized and included in Interest expense for year ended December 31, 2016. Periodic fees related to these facilities totaling $11,740 were also included in interest expense for this period.
During the first six months of 2016, in anticipation of a probable issuance of new long-term fixed rate debt within the next twelve months, the Company entered into a series of interest rate lock agreements (collectively, the interest rate locks) on a combined notional amount of $3.575 billion. The objective of the interest rate locks is to hedge the variability in the future semi-annual payments on the anticipated debt attributable to changes in the benchmark interest rate (U.S. Treasury) during the hedge periods. The future semi-annual interest payments are exposed to interest rate risk due to changes in the benchmark interest rate from the inception of the hedge to the time of issuance. The interest rate locks were evaluated for hedge accounting treatment and were designated as cash flow hedges. Therefore, the interest rate locks are recognized at fair value on the Consolidated Balance Sheet, and changes in fair value (to the extent effective) are recognized in Cumulative other comprehensive loss. Amounts recognized in Cumulative other comprehensive loss will be reclassified to Interest expense in periods following the settlement of the interest rate locks. The Company will evaluate hedge effectiveness each period until settlement. At December 31, 2016, an interest rate lock asset of $137,233 was included in Other current assets, and the related pretax gain of $137,233 was recognized in Cumulative other comprehensive loss.
Short-term borrowings. On July 16, 2015, the Company and three of its wholly owned subsidiaries, Sherwin-Williams Canada, Inc. (SW Canada), Sherwin-Williams Luxembourg S.à r.l. (SW Lux) and Sherwin-Williams UK Holding Limited, entered into a multi-currency five-year $1.350 billion credit agreement (multi-currency credit agreement). The multi-currency credit agreement is being used for general corporate purposes, including the financing of working capital requirements. The multi-currency credit agreement allows the Company to extend the maturity of the facility with two one-year extension options and to increase the aggregate amount of the facility to $1.850 billion, both of which are subject to the discretion of each lender. The multi-currency credit agreement replaced the previous credit agreements for the Company, SW Canada and SW Lux in the amounts of $1.050 billion, CAD 150,000 and €95,000 (Euro), respectively. At December 31, 2016, short-term borrowings under the multi-currency credit agreement were $15,780 with a weighted average interest rate of 0.9%. Borrowings outstanding under various foreign programs were $24,959 at December 31, 2016 with a weighted average interest rate of 12.3%.
There were no borrowings outstanding under the Company's domestic commercial paper program at December 31, 2016 and 2015. At December 31, 2014 borrowings outstanding under the domestic commercial paper program totaled $625,860. The weighted average interest rate of these borrowings was 0.3%.
On May 9, 2016, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $200,000. At December 31, 2016, 2015 and 2014, there were no borrowings outstanding under any of these credit agreements. On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gave the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. The November 14, 2012 credit agreement matured in 2015. On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit of up to an aggregate availability of $500,000.